STOCK OPTIONS AND AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years number_of_stock-based_compensation_plans	Dec. 31, 2010	Dec. 31, 2009 years	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 1999 Stock Incentive Plan [Member]	Jun. 15, 2009 2009 Employee Stock Plan [Member]	Jun. 15, 2009 2009 Non-Employee Director Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 3,935,000	$ 3,084,000	$ 2,799,000
Total unrecognized compensation cost	5,500,000
Unrecognized compensation cost, period for recognition (in years)	1.9
Number of plans	4
Number of shares authorized							7,507,500	1,500,000	75,000
Award vesting rights (as a percent)							25.00%
Peer group total assets, minimum	3,000,000,000
Peer group total assets, maximum	10,000,000,000
Option term (in years)							10 years
Vested in period, total fair value				3,000,000
Weighted-average assumptions [Abstract]
Fair value of options granted (in dollars per share)			$ 1.76
Expected dividend yield (as a percent)			4.20%
Expected volatility			28.30%
Risk-free interest rate (as a percent)			2.50%
Expected life (in years)			7.23
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	2,613,658
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 14.03
Weighted average remaining contractual term, outstanding at end of year (in years)	5.02
Aggregate intrinsic value, outstanding at end of year	6,633
Aggregate intrinsic value, exercisable at end of year	4,982
Granted (in shares)	0
Weighted average exercise price, granted (in dollars per share)	$ 0.00
Exercised (in shares)	(158,285)
Weighted average exercise price, exercised (in dollars per share)	$ 13.59
Forfeited or expired (in shares)	(90,447)
Weighted average exercise price, forfeited or expired (in dollars per share)	$ 15.59
Exercised (in shares)	2,034,833
Weighted average exercise price, Exercisable (in dollars per share)	$ 14.38
Weighted average remaining contractual life, exercisable at end of year (in years)	4.84
Outstanding at end of year (in shares)	2,364,926	2,613,658
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 13.99	$ 14.03
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised	477,000	1,862,000	0
Cash received from exercises	150,000	272,000	0
Tax benefit from exercises	$ 1,421,000	$ 1,033,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year				485,498	401,934	346,972
Number of shares granted				261,356	235,964	219,695
Number of shares vested				(200,525)	(120,073)	(131,508)
Number of shares forfeited				(27,593)	(32,327)	(33,225)
Number of shares nonvested at end of year				518,736	485,498	401,934
Weighted average of shares fair value, nonvested at beginning of year				$ 15.63	$ 12.05	$ 14.23
Weighted average of shares fair value granted				$ 16.02	$ 20.00	$ 11.01
Weighted average of shares fair value vested				$ 14.87	$ 12.97	$ 14.84
Weighted average of shares fair value forfeited				$ 18.10	$ 12.93	$ 16.91
Weighted average of shares fair value, nonvested at end of year				$ 15.99	$ 15.63	$ 12.05